PIMCO Funds

Supplement dated December 22, 2009 to the

Class A, B, C and R Prospectus for the CommodityRealReturn Strategy Fund, High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, Total Return Fund and the

Institutional Class, Class P, Administrative Class and Class D Prospectus for the CommodityRealReturn Strategy Fund, High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, Total Return Fund, Total Return Fund II and Total Return Fund III,

each dated October 1, 2009

Disclosure Related to the PIMCO High Yield Fund (the “Fund”)

Effective January 1, 2010, Andrew Jessop is the portfolio manager of the Fund. Therefore, effective immediately, the disclosure in the “Investment Adviser/Portfolio Manager” section of the High Yield Fund’s Fund Summary in each Prospectus is supplemented by adding the following:

Effective January 1, 2010, Andrew Jessop will manage the Fund’s portfolio. Mr. Jessop is an Executive Vice President of PIMCO.

Also, effective January 1, 2010, the following disclosure is added to the “Management of the Funds-Individual Portfolio Managers” section of each Prospectus:

Fund	Portfolio Manager	Since	Recent Professional Experience
High Yield	Andrew Jessop	01/10	Executive Vice President, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

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PIMCO Funds

Supplement Dated December 22, 2009 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to the PIMCO Convertible Fund (the “Fund”)

Effective January 1, 2010, Michael Pascutti is the portfolio manager of the Fund. Therefore, effective January 1, 2010, the disclosure in the table providing information with respect to the Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Convertible	Michael Pascutti	01/10	Executive Vice President, PIMCO. Mr. Pascutti joined PIMCO in 2009, specializing in convertible securities. Prior to joining PIMCO, he was a founding partner and head of relative value at Sandelman Partners from 2005 to 2009 where he managed portfolios investing in convertible arbitrage, equity event, capital structure arbitrage, risk arbitrage and distressed securities. Prior to launching Sandelman Partners, he was a managing director in credit and head of U.S. convertibles at Citadel Investment Group.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated December 22, 2009 to the

Statement of Additional Information,

dated October 1, 2009 (as revised as of December 11, 2009)

Disclosure Related to the PIMCO Convertible Fund and the PIMCO High Yield Fund

(the “Funds”)

Effective January 1, 2010, Michael Pascutti is the portfolio manager of the PIMCO Convertible Fund and Andrew Jessop is the portfolio manager of the PIMCO High Yield Fund. Therefore, effective January 1, 2010, all references to the Funds in footnote 7 following the table beginning on page 71 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and the following is added to the table:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Jessop[19]
Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	0	N/A	N/A	N/A
Pascutti[20]
Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	0	N/A	N/A	N/A

[19]	As of January 1, 2010, Mr. Jessop manages the High Yield Fund, which, as of March 31, 2009, had $6.392 billion in total assets under management.
[20]	As of January 1, 2010, Mr. Pascutti manages the Convertible Fund, which, as of March 31, 2009, had $1.022 billion in total assets under management.

In addition, effective January 1, 2010, the following sentence is added to the end of the paragraph immediately preceding the above table:

Information pertaining to accounts managed by Mr. Jessop and Mr. Pascutti is as of November 30, 2009.

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Additionally, effective January 1, 2010, the section of the table beginning on page 76 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the Funds is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Jessop[5]	High Yield	None
Pascutti[6]	Convertible	None

[5]	As of January 1, 2010, Mr. Jessop manages the High Yield Fund. As of November 30, 2009, to the best of the Trust’s knowledge, Mr. Jessop did not own any shares of the High Yield Fund.
[6]	As of January 1, 2010, Mr. Pascutti manages the Convertible Fund. As of November 30, 2009, to the best of the Trust’s knowledge, Mr. Pascutti did not own any shares of the Convertible Fund.

Investors Should Retain This Supplement For Future Reference